WARRANT LIABILITY (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares	Dec. 31, 2020 D USD ($) $ / shares	Dec. 31, 2020 $ / shares
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption Period	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days		30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year		1 year
Warrant term	5 years	5 years	5 years
Threshold period for filling registration statement after business combination	20 days
Maximum Threshold Period For Registration Statement To Become Effective After Business Combination	60 days	60 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Redemption Period		30 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Threshold trading days for redemption of public warrants | D		20
Threshold business days before sending notice of redemption to warrant holders	3 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Redemption Period		30 days
Class A common stock
Class of Warrant or Right [Line Items]
Share price per share	$ 9.20
Class A common stock | Public Warrants
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants	20	20
Share price per share	$ 9.20	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%